T. ROWE PRICE Dividend Growth Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  1.2%
Wireless Telecommunication Services  1.2%
T-Mobile U.S.  1,267,719 266,259
Total Communication Services 266,259
CONSUMER DISCRETIONARY  7.0%
Hotels, Restaurants & Leisure  3.4%
Hilton Worldwide Holdings  1,006,847 306,162
Marriott International, Class A  232,167 75,935
McDonald's  849,410 263,988
Yum! Brands  865,786 134,612
780,697
Specialty Retail  3.3%
Home Depot  899,618 295,876
Ross Stores  1,702,073 368,720
Tractor Supply  1,920,842 87,014
751,610
Textiles, Apparel & Luxury Goods  0.3%
NIKE, Class B  1,301,873 68,765
68,765
Total Consumer Discretionary 1,601,072
CONSUMER STAPLES  7.1%
Beverages  1.5%
Coca-Cola  4,424,589 336,490
336,490
Consumer Staples Distribution & Retail  2.5%
Costco Wholesale  137,745 137,253
Walmart  3,430,210 426,307
563,560
Food Products  0.9%
Mondelez International, Class A  3,616,214 208,439
208,439
Household Products  1.1%
Colgate-Palmolive  2,857,558 243,550
243,550

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  1.1%
Philip Morris International  1,553,108 256,791
256,791
Total Consumer Staples 1,608,830
ENERGY  5.9%
Energy Equipment & Services  0.8%
SLB  3,565,269 183,219
183,219
Oil, Gas & Consumable Fuels  5.1%
ConocoPhillips  2,482,862 327,738
EOG Resources  1,158,343 167,462
Exxon Mobil  2,866,311 486,298
Williams  2,259,510 164,447
1,145,945
Total Energy 1,329,164
FINANCIALS  19.2%
Banks  5.3%
Bank of America  8,313,614 405,289
JPMorgan Chase  2,357,320 693,429
Wells Fargo  1,331,545 106,004
1,204,722
Capital Markets  4.7%
Charles Schwab  3,377,412 317,409
CME Group  371,595 109,751
Goldman Sachs Group  155,059 131,178
KKR  598,000 55,315
Morgan Stanley  2,007,820 330,427
S&P Global  307,658 130,859
1,074,939
Consumer Finance  1.4%
American Express  1,067,378 322,861
322,861
Financial Services  2.6%
Visa, Class A  1,952,970 590,266
590,266
Insurance  5.2%
Aon, Class A  151,716 48,971
Chubb  1,462,316 476,613
Hartford Insurance Group  1,184,577 160,190

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Marsh & McLennan  1,711,222 296,812
Progressive  1,025,784 203,351
1,185,937
Total Financials 4,378,725
HEALTH CARE  12.9%
Biotechnology  2.5%
AbbVie  1,368,001 297,527
Gilead Sciences  1,933,095 269,415
566,942
Health Care Equipment & Supplies  1.3%
Becton Dickinson & Company  379,858 59,725
Stryker  687,156 225,793
285,518
Health Care Providers & Services  3.8%
Elevance Health  211,543 61,929
McKesson  363,605 314,649
Quest Diagnostics  1,145,100 224,417
UnitedHealth Group  963,599 260,740
861,735
Life Sciences Tools & Services  2.0%
Danaher  984,617 186,684
Thermo Fisher Scientific  535,158 263,046
449,730
Pharmaceuticals  3.3%
AstraZeneca  1,612,528 318,023
Eli Lilly  388,231 357,083
Johnson & Johnson  308,200 75,336
750,442
Total Health Care 2,914,367
INDUSTRIALS & BUSINESS SERVICES  14.5%
Aerospace & Defense  4.6%
General Electric  1,604,722 455,372
Howmet Aerospace  1,217,076 280,487
Northrop Grumman  436,852 298,038
1,033,897
Building Products  0.7%
Trane Technologies  395,532 164,834
164,834

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  1.0%
Waste Connections  1,399,772 227,379
227,379
Electrical Equipment  1.5%
GE Vernova 94,816 82,765
Rockwell Automation  226,328 81,225
Schneider Electric (EUR) (1) 635,524 173,105
337,095
Ground Transportation  2.6%
CSX  4,400,225 180,629
Old Dominion Freight Line  834,110 162,985
Union Pacific  987,264 239,530
583,144
Industrial Conglomerates  0.6%
Honeywell International  568,750 128,555
128,555
Machinery  2.2%
Caterpillar  309,487 219,259
Deere  510,536 287,585
506,844
Professional Services  0.9%
Automatic Data Processing  443,801 90,171
Broadridge Financial Solutions  700,480 113,814
203,985
Trading Companies & Distributors  0.4%
W.W. Grainger  90,253 98,449
98,449
Total Industrials & Business Services 3,284,182
INFORMATION TECHNOLOGY  22.7%
Communications Equipment  1.0%
Cisco Systems  2,880,400 223,490
223,490
Electronic Equipment, Instruments & Components  2.0%
Amphenol, Class A  1,903,077 240,454
TE Connectivity  1,062,664 222,118
462,572
IT Services  0.3%
Accenture, Class A  342,480 67,910
67,910

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  9.1%
Analog Devices  1,064,506 338,662
Applied Materials  523,121 178,798
Broadcom  2,371,860 734,114
KLA  230,884 339,956
QUALCOMM  615,635 79,281
Taiwan Semiconductor Manufacturing, ADR  634,634 214,475
Texas Instruments  874,976 169,868
2,055,154
Software  5.1%
Intuit  190,592 82,408
Microsoft  2,702,956 1,000,553
Roper Technologies  186,307 65,927
1,148,888
Technology Hardware, Storage & Peripherals  5.2%
Apple  4,600,139 1,167,469
1,167,469
Total Information Technology 5,125,483
MATERIALS  3.3%
Chemicals  2.5%
Linde  705,865 349,940
Sherwin-Williams  658,495 211,080
561,020
Construction Materials  0.3%
Martin Marietta Materials  109,160 64,260
64,260
Containers & Packaging  0.5%
Avery Dennison  679,147 117,275
117,275
Total Materials 742,555
REAL ESTATE  1.5%
Residential Real Estate Investment Trusts  0.9%
Equity Residential, REIT  3,444,044 203,715
203,715
Specialized Real Estate Investment Trusts  0.6%
American Tower, REIT  812,127 140,157
140,157
Total Real Estate 343,872

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  3.9%
Electric Utilities  1.3%
NextEra Energy  2,145,273 199,253
Southern  1,028,735 99,293
298,546
Gas Utilities  1.0%
Atmos Energy  1,174,199 216,898
216,898
Multi-Utilities  1.6%
Ameren  2,713,425 298,260
CMS Energy  742,386 57,594
355,854
Total Utilities 871,298
Total Common Stocks (Cost $10,126,349) 22,465,807
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.71% (2)(3) 182,436,233 182,436
Total Short-Term Investments (Cost $182,436) 182,436
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (2)(3) 547,900 548
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank and Trust
Company 548
Total Securities Lending Collateral (Cost $548) 548
Total Investments in Securities  100.0%
(Cost $10,309,333) $ 22,648,791
Other Assets Less Liabilities (0.0)% (7,576)
Net Assets 100.0% $ 22,641,215

T. ROWE PRICE Dividend Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 1,255
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 1,255+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 201,235  ¤  ¤ $ 182,436
T. Rowe Price Treasury
Reserve Fund, 3.68% —  ¤  ¤ 548
Total $ 182,984^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,255 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $182,984.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dividend
Growth Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dividend Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Dividend Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dividend Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F58-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 22,292,702 $ 173,105 $ — $ 22,465,807
Short-Term Investments 182,436 — — 182,436
Securities Lending Collateral 548 — — 548
Total $ 22,475,686 $ 173,105 $ — $ 22,648,791